Segmented Information and Economic Dependence	12 Months Ended
Apr. 30, 2025
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE
20.
SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE

At April 30, 2025, 2024 and 2023, the Company has one reportable segment, being antibody production and related services.

The Company’s revenues are allocated to geographic regions for the year ended April 30, 2025, 2024 and 2023 as follows:

		Years ended April 30,
Revenue by Region (in thousands)	2025 $	2024 $	2023 $
United States of America	12,614	12,556	9,365
Europe	10,178	10,867	9,450
Canada	234	389	618
Australia	896	482	630
Other	598	224	602
	24,520	24,518	20,665

The Company’s revenues are allocated according to revenue types for the year ended April 30, 2025, 2024 and 2023 as follows:

		Years ended April 30,
Revenue Allocation (in thousands)	2025 $	2024 $	2023 $
Project revenue	22,175	22,235	18,677
Product sales revenue	2,107	2,035	1,747
Cryostorage revenue	238	248	241
	24,520	24,518	20,665

As of April 30, 2025, all deferred revenue is expected to be recognized over the next twelve months.

The Company’s non-current assets are allocated to geographic regions as of April 30, 2025, 2024 and 2023 as follows:

Non-Current Assets (in thousands)	2025 $	2024 $	2023 $
North America - Corporate	80	80	89
North America	4,167	4,138	1,025
Belgium	268	22,261	40,406
Netherlands	21,172	22,022	19,501
	25,687	48,501	61,021

Geographic segmentation of the Company’s net income (loss) for the year ended April 30, 2025, 2024 and 2023 is as follows:

		Years ended April 30,
Net Income (Loss) by Region (in thousands)	2025 $	2024 $	2023 $
North America - Corporate	(8,142)	(7,846)	(8,422)
North America	699	(449)	(12,601)
Belgium	(23,908)	(19,009)	(7,024)
Netherlands	1,117	1,189	1,487
	(30,234)	(26,115)	(26,560)

Geographic segmentation of the interest and accretion, and amortization and depreciation for the year ended April 30, 2025, 2024 and 2023 is as follows:

		Years ended April 30,
Interest and accretion (in thousands)	2025 $	2024 $	2023 $
North America - Corporate	39	4	39
North America	223	231	19
Belgium	—	—	20
Netherlands	697	619	318
	959	854	396

		Years ended April 30,
Amortization and depreciation (in thousands)	2025 $	2024 $	2023 $
North America - Corporate	5	11	14
North America	672	687	720
Belgium	1,612	2,422	2,543
Netherlands	2,830	2,615	3,408
	5,119	5,735	6,685